HEARTLAND VALUE FUND (Prospectus Summary) | HEARTLAND VALUE FUND
HEARTLAND VALUE FUND
INVESTMENT GOAL
The Value Fund seeks long-term capital appreciation through investing in small companies.
FEES AND EXPENSES OF THE VALUE FUND
This table describes the fees and expenses that you may pay if you buy and hold Investor or Institutional Class Shares of the Value Fund.
SHAREHOLDER FEES (fees paid directly from your investment)
Shareholder Fees HEARTLAND VALUE FUND (USD $)	Investor Class	Institutional Class
Maximum Sales Charge (Load) Imposed on Purchases	none	none
Maximum Deferred Sales Charge (Load)	none	none
Maximum Sales Charge (Load) Imposed on Reinvested Dividends/Distributions	none	none
Redemption Fee (as a percentage of the then-current net asset value of any shares of the Fund that are redeemed or exchanged within 10 days after they were purchased, exclusive of wire service charges of $4.00 and express mail charges of $22.00, if applicable)	2.00%	2.00%
Exchange Fee	none	none

ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses HEARTLAND VALUE FUND	Investor Class	Institutional Class
Management Fees	0.75%	0.75%
Distribution (12b-1) Fees	0.25%	none
Other Expenses	0.10%	0.16%
Total Annual Fund Operating Expenses	1.10%	0.91%

EXAMPLE.
This Example is intended to help you compare the cost of investing in the Value Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same.
Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example HEARTLAND VALUE FUND (USD $)	Expense Example, With Redemption, 1 Year	Expense Example, With Redemption, 3 Years	Expense Example, With Redemption, 5 Years	Expense Example, With Redemption, 10 Years
Investor Class	112	350	606	1,339
Institutional Class	93	290	504	1,119

PORTFOLIO TURNOVER
The Value Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when
Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 25% of the average value of its portfolio.
PRINCIPAL INVESTMENT STRATEGIES OF THE VALUE FUND
The Value Fund invests primarily in common stocks of small companies with market capitalizations of less than $1.5 billion selected on a value basis, and may invest a significant portion of its assets in micro-capitalization securities,
i.e., those with market capitalizations of less than $300 million at the time of purchase.

The Fund utilizes Heartland Advisors' disciplined and time-tested 10 Principles of Value InvestingTM framework to identify securities with the potential for appreciation and a potential margin of safety to limit downside risk.

The Value Fund is designed for investors who seek long-term capital appreciation from small company stocks. It is designed for investors who can tolerate the greater investment risk and market volatility associated with smaller companies, but want to manage these risks by investing in companies believed to be undervalued relative to their intrinsic value.
PRINCIPAL RISKS OF INVESTING IN THE VALUE FUND
The principal risk of investing in the Value Fund is that its share price and investment return will fluctuate, and you could lose money. Because the Fund invests in value stocks, it is subject to the risk that their intrinsic values may never be recognized by the broad market or that their prices may decline.

Investing in the equity securities of smaller companies generally involves a higher degree of risk than investing in the securities of larger companies. The prices of securities of smaller companies are generally more volatile than those of larger companies, and these securities generally will have less market liquidity and may be more likely to be adversely affected by poor economic or market conditions. These risks generally increase as the size of the companies decrease.
PAST PERFORMANCE
The following tables show historical performance of the Value Fund and provide some indication of the risks of investing in the Fund. Table I shows how the total returns before taxes for the Fund's Investor Class Shares have varied from year to year for the past 10 years. Table II shows how the Fund's average annual total returns compare to those of two different securities market indices.
Performance information for the Institutional Class Shares prior to May 1, 2008 is based on the performance of the Investor Class. Past performance (before and after taxes) does not guarantee future results. Recent performance information for the Fund is available on the Fund's website at www.heartlandfunds.com or by calling 1-800-432-7856.
TABLE I VALUE FUND - INVESTOR CLASS SHARES - YEAR-BY-YEAR TOTAL RETURNS

Best Quarter: Worst Quarter: 2nd Quarter of 2003....35.42% 4th Quarter of 2008....-26.76%
TABLE II VALUE FUND - AVERAGE ANNUAL TOTAL RETURNS (FOR THE PERIODS ENDED 12/31/11)
Average Annual Total Returns HEARTLAND VALUE FUND	Average Annual Returns, Label	Average Annual Returns, 1 Year	Average Annual Returns, 5 Years	Average Annual Returns, 10 Years	Average Annual Returns, Since Inception	Average Annual Returns, Inception Date
Investor Class	Return Before Taxes	(6.92%)	(1.40%)	7.17%	12.37%	Dec. 28, 1984
Investor Class After Taxes on Distributions	Return After Taxes on Distributions	(7.85%)	(2.06%)	5.97%	10.56%	Dec. 28, 1984
Investor Class After Taxes on Distributions and Sales	Return After Taxes on Distributions and Sale of Fund Shares	(3.46%)	(1.22%)	6.05%	10.42%	Dec. 28, 1984
Institutional Class	Return Before Taxes	(6.73%)	(1.23%)	7.27%	12.41%	Dec. 28, 1984
Russell 2000 Value Index	Russell 2000 Value Index (reflects no deduction for fees, expenses or taxes)	(5.50%)	(1.87%)	6.40%	10.85%	Dec. 28, 1984
Russell 2000 Index	Russell 2000 Index (reflects no deduction for fees, expenses or taxes)	(4.18%)	0.15%	5.62%	9.35%	Dec. 28, 1984

After-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as
401(k) plans or individual retirement accounts. In addition, after-tax returns are shown only for Investor Class Shares and after-tax returns for the
Institutional Class Shares will vary.